Financial instruments - Financial assets at amortized cost (Details) - Financial assets at amortized cost - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Carrying value	£ 143,377	£ 213,332
Fair value	143,377	213,332
Cash at bank
Financial assets
Carrying value	62,927	212,660
Fair value	62,927	212,660
Trade and other receivables
Financial assets
Carrying value	18,864	672
Fair value	18,864	£ 672
Short term deposits
Financial assets
Carrying value	59,886
Fair value	59,886
Restricted cash
Financial assets
Carrying value	1,700
Fair value	£ 1,700